Fair Value - Nonrecurring Gain/Loss Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 0	$ 0	$ (37)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	367	998	800
Other real estate owned	28	175	326
Goodwill	0	0	37
Total Adjustments to Fair Value, Assets Measured on a Nonrecurring Basis	$ 395	$ 1,173	$ 1,163